NIQ
Nuveen Intermediate Duration Quality Municipal Term Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 127.6% (100.0% of Total Investments)
	Alabama – 2.5% (2.0% of Total Investments)
$2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024, 16.653%, 9/01/26 (Pre-refunded 9/01/22), 144A (IF) (4)	9/22 at 100.00	AA (5)	$3,169,760
1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A	1,331,450
290	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	330,142
3,290	Total Alabama			4,831,352
	Arizona – 1.2% (0.9% of Total Investments)
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	A1	1,078,870
1,065	5.000%, 2/01/26	2/23 at 100.00	A1	1,188,029
2,030	Total Arizona			2,266,899
	California – 13.2% (10.3% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured	10/23 at 100.00	AA	3,462,120
500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36	11/27 at 100.00	AA-	629,760
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	561,618
415	5.000%, 10/01/21	No Opt. Call	Baa1	447,021
2,170	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB+	2,628,261
370	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	Baa3	447,874
1,930	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB	2,201,184
3,335	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	4,212,005
770	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	A-	815,037

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 31 Eastvale Area, Series 2013:
$150	4.000%, 9/01/25	9/22 at 100.00	N/R	$158,222
305	4.000%, 9/01/26	9/22 at 100.00	N/R	321,174
250	4.000%, 9/01/27	9/22 at 100.00	N/R	262,737
365	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	377,118
1,780	Patterson Public Finance Authority, Revenue Bonds, California, Community Facilities District 2001-1, Senior Series 2013A, 5.000%, 9/01/22	No Opt. Call	N/R	1,954,458
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 0.000%, 10/01/26 (ETM) (6)	No Opt. Call	A (5)	208,181
1,500	San Diego Association of Governments, California, South Bay Expressway Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36	7/27 at 100.00	A	1,862,145
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016A, 5.000%, 5/01/26	No Opt. Call	A+	2,514,060
1,400	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32	3/27 at 100.00	AA	1,767,668
590	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	9/19 at 100.00	BBB+	592,000
21,575	Total California			25,422,643
	Colorado – 12.3% (9.6% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013:
310	4.000%, 6/01/20	No Opt. Call	A+	315,341
250	5.000%, 6/01/21	No Opt. Call	A+	264,320
3,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/30	8/29 at 100.00	BBB+	3,880,000
5,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2017A-2, 5.000%, 11/15/47	11/27 at 100.00	AA+	6,143,650
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
100	17.133%, 3/01/25, 144A (IF) (4)	No Opt. Call	AA	203,194
300	17.133%, 3/01/26, 144A (IF) (4)	No Opt. Call	AA	650,046
430	17.097%, 3/01/27, 144A (IF) (4)	No Opt. Call	AA	993,511
725	17.133%, 3/01/28, 144A (IF) (4)	No Opt. Call	AA	1,776,823
200	17.133%, 3/01/29, 144A (IF) (4)	No Opt. Call	AA	506,278
1,870	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/30	12/26 at 100.00	Baa2	2,210,770
350	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	341,071
1,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A+	1,559,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,000	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	Aa2	$4,750,200
17,580	Total Colorado			23,594,954
	Florida – 9.6% (7.5% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	436,489
150	5.000%, 11/15/23	No Opt. Call	BBB	169,302
460	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23	No Opt. Call	N/R	488,083
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (AMT)	No Opt. Call	AA	1,419,898
1,740	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/33	10/27 at 100.00	A+	2,175,853
365	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	374,570
1,315	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	1,364,628
1,000	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A, 5.000%, 10/01/23	No Opt. Call	BBB+	1,133,510
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A, 5.000%, 10/01/26	10/22 at 100.00	A2	3,275,980
500	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	AA-	621,620
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
3,150	3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	3,204,085
500	4.200%, 12/15/25 (AMT), 144A	6/20 at 100.00	BBB+	508,965
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22	No Opt. Call	BBB+	1,542,884
510	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	616,804
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	348,167
735	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	747,745
16,780	Total Florida			18,428,583
	Georgia – 2.5% (2.0% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A-	1,099,230
1,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B, 5.500%, 2/15/42	2/27 at 100.00	AA	1,254,850
801	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	9/19 at 100.00	N/R	736,599

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,465	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44	1/28 at 100.00	A1	$1,751,232
4,291	Total Georgia			4,841,911
	Hawaii – 1.9% (1.5% of Total Investments)
3,000	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37	1/28 at 100.00	Aa2	3,740,190
	Illinois – 12.4% (9.7% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF1007, 13.539%, 11/15/25, 144A (IF) (4)	11/22 at 100.00	AA-	3,495,575
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/24	9/19 at 100.00	Baa3	2,682,385
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A, 5.000%, 2/01/27	8/25 at 100.00	A1	4,805,680
2,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	2,937,475
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB	5,508,600
790	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA-	797,244
290	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	344,248
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	940,880
2,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/33	3/25 at 100.00	A	2,319,400
20,760	Total Illinois			23,831,487
	Indiana – 1.5% (1.2% of Total Investments)
1,095	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	1,131,091
1,500	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.000%, 2/01/25	No Opt. Call	AA+	1,803,285
2,595	Total Indiana			2,934,376
	Iowa – 1.5% (1.2% of Total Investments)
855	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	9/19 at 105.00	B+	898,716
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	9/19 at 100.00	BB-	2,002,580
2,855	Total Iowa			2,901,296

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 3.3% (2.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
$1,050	5.000%, 7/01/20	No Opt. Call	BBB+	$1,076,397
925	4.250%, 7/01/35	7/25 at 100.00	BBB+	987,844
1,400	5.000%, 1/01/45	7/25 at 100.00	BBB+	1,552,838
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23	No Opt. Call	Baa3	2,721,870
6,375	Total Kentucky			6,338,949
	Louisiana – 0.9% (0.7% of Total Investments)
530	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/43 – AGM Insured	10/28 at 100.00	AA	645,005
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	A-	1,109,350
1,530	Total Louisiana			1,754,355
	Maine – 2.9% (2.3% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	BBB	1,095,520
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A:
435	5.000%, 7/01/43	7/28 at 100.00	A+	527,250
565	5.000%, 7/01/48	7/28 at 100.00	A+	680,373
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	7/24 at 100.00	A+	722,399
340	5.000%, 7/01/27	7/24 at 100.00	A+	395,740
1,850	5.000%, 7/01/29	7/24 at 100.00	A+	2,149,922
4,810	Total Maine			5,571,204
	Maryland – 1.2% (0.9% of Total Investments)
615	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/32	9/27 at 100.00	BBB-	737,244
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	A-	200,799
275	5.000%, 7/01/22	No Opt. Call	A-	302,750
1,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2011A, 5.000%, 9/15/22 (Pre-refunded 9/15/21)	9/21 at 100.00	AAA	1,079,990
2,085	Total Maryland			2,320,783

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 0.6% (0.4% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2012C:
$80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	$88,630
420	5.000%, 7/01/29	7/22 at 100.00	BBB	458,262
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	553,940
1,000	Total Massachusetts			1,100,832
	Michigan – 6.7% (5.2% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2016-XG0091, 17.690%, 5/01/30 – AGM Insured, 144A (IF) (4)	No Opt. Call	AA	2,743,950
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	9/19 at 100.00	A	5,013
5	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien Series 2003B, 5.000%, 7/01/34 – NPFG Insured	9/19 at 100.00	A+	5,014
660	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	704,352
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center, Refunding Series 2012A, 4.125%, 6/01/32 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	2,183,984
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23 – AGM Insured	No Opt. Call	AA	3,429,600
80	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	80,740
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126:
12	16.718%, 12/01/27 (Pre-refunded 12/01/20), 144A (IF) (4)	12/20 at 100.00	N/R (5)	14,709
1,393	16.718%, 12/01/27, 144A (IF) (4)	12/20 at 100.00	AA-	1,707,414
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 5.000%, 4/15/36	10/29 at 100.00	Aa2	1,941,225
9,675	Total Michigan			12,816,001
	Minnesota – 2.1% (1.6% of Total Investments)
2,000	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A, 4.250%, 2/15/43	2/28 at 100.00	A-	2,245,840
550	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A-	669,174
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/20	No Opt. Call	A	772,688
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BB+	205,918
100	3.700%, 3/01/22	No Opt. Call	BB+	100,877
3,605	Total Minnesota			3,994,497

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 1.5% (1.2% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
$800	17.133%, 1/01/24 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	$1,160,936
1,000	17.133%, 1/01/25 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,451,170
200	17.133%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	290,234
2,000	Total Mississippi			2,902,340
	Missouri – 1.7% (1.4% of Total Investments)
5	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds, Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25	11/20 at 100.00	N/R	5,023
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	3,367,410
3,005	Total Missouri			3,372,433
	Montana – 1.4% (1.1% of Total Investments)
	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B:
985	5.000%, 7/01/28	No Opt. Call	BBB	1,213,717
1,270	5.000%, 7/01/29	7/28 at 100.00	BBB	1,553,375
2,255	Total Montana			2,767,092
	Nebraska – 1.7% (1.3% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	3,272,880
	Nevada – 2.5% (2.0% of Total Investments)
515	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	A-	605,661
1,000	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 2018C, 5.250%, 7/01/43	7/28 at 100.00	Aa3	1,246,360
	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016:
1,295	5.000%, 6/15/26	No Opt. Call	BBB+	1,575,652
1,210	5.000%, 6/15/27	6/26 at 100.00	BBB+	1,462,515
4,020	Total Nevada			4,890,188
	New Jersey – 4.8% (3.8% of Total Investments)
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A, 0.000%, 8/01/23 (7)	No Opt. Call	N/R	202,950
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,174,280
1,000	5.000%, 6/15/28	6/22 at 100.00	BBB+	1,080,120

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
$860	5.000%, 1/01/21 (AMT)	No Opt. Call	BBB	$899,440
500	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	539,585
500	5.000%, 7/01/22 (AMT)	No Opt. Call	BBB	547,765
620	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	689,229
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 4.571%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	A-	997,760
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	1,104,320
545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.250%, 7/01/21	9/19 at 100.00	BB+	546,177
450	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	504,027
9,090	Total New Jersey			9,285,653
	New York – 4.2% (3.3% of Total Investments)
495	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/29	7/25 at 100.00	BBB+	593,005
435	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	631,337
3,545	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	4,351,204
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	Aa3	2,459,200
6,475	Total New York			8,034,746
	North Dakota – 0.7% (0.6% of Total Investments)
1,250	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/43	2/28 at 100.00	A-	1,382,688
	Ohio – 3.9% (3.1% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30	9/19 at 100.00	B-	3,522,260
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	2,621,250
1,150	Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC - Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27 – AGM Insured (AMT)	6/25 at 100.00	AA	1,359,369
7,650	Total Ohio			7,502,879
	Oklahoma – 0.2% (0.1% of Total Investments)
255	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43	8/28 at 100.00	Baa3	310,440
	Oregon – 0.6% (0.4% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/22	No Opt. Call	A-	1,061,992

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 3.9% (3.1% of Total Investments)
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University Project, Series 2013:
$465	4.000%, 5/01/20	No Opt. Call	BBB+	$472,147
480	4.000%, 5/01/21	No Opt. Call	BBB+	497,746
500	4.000%, 5/01/22	No Opt. Call	BBB+	528,075
520	4.000%, 5/01/23	No Opt. Call	BBB+	558,397
	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A:
285	5.000%, 6/01/21 – AGM Insured (ETM)	No Opt. Call	N/R (5)	304,066
1,905	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,023,910
1,700	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/28 (AMT)	6/26 at 100.00	BBB	2,017,356
285	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%, 9/01/34 – AGM Insured	9/29 at 100.00	AA	334,929
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
370	5.000%, 12/01/20	No Opt. Call	A+	386,754
435	5.000%, 12/01/21	No Opt. Call	A+	469,500
6,945	Total Pennsylvania			7,592,880
	Puerto Rico – 1.3% (1.0% of Total Investments)
2,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	2,425,647
	South Carolina – 2.3% (1.8% of Total Investments)
2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43	6/22 at 100.00	A	2,153,380
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,295,540
4,000	Total South Carolina			4,448,920
	Tennessee – 8.6% (6.8% of Total Investments)
2,605	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37	7/28 at 100.00	A	3,157,833
2,290	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/35	10/28 at 100.00	A	2,824,349
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,440	5.000%, 1/01/25	1/23 at 100.00	A+	1,608,854
2,170	5.000%, 1/01/26	1/23 at 100.00	A+	2,422,197
450	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA	551,592
1,400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	1,736,098

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
$1,020	5.000%, 2/01/21	No Opt. Call	A	$1,069,042
1,490	5.000%, 2/01/24	No Opt. Call	A	1,697,095
1,365	5.000%, 2/01/25	No Opt. Call	A	1,591,044
14,230	Total Tennessee			16,658,104
	Texas – 7.9% (6.2% of Total Investments)
500	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/22	No Opt. Call	BBB+	539,430
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	A- (5)	202,998
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series 2013, 4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	710,824
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	2,050,680
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
230	5.000%, 11/15/22	No Opt. Call	A3	254,511
1,660	5.000%, 11/15/23	No Opt. Call	A3	1,885,860
960	5.000%, 11/15/25	11/24 at 100.00	A3	1,120,013
1,005	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	512,600
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19	No Opt. Call	A	515,000
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	9/19 at 100.00	BBB+	465,679
535	4.000%, 8/15/23	9/19 at 100.00	BBB+	535,760
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/20 (AMT)	No Opt. Call	A3	104,130
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	17.313%, 8/15/22, 144A (IF) (4)	No Opt. Call	AA-	154,430
155	17.164%, 8/15/24, 144A (IF) (4)	8/23 at 100.00	AA-	266,409
200	17.313%, 8/15/26, 144A (IF) (4)	8/23 at 100.00	AA-	341,836
175	17.135%, 8/15/27, 144A (IF) (4)	8/23 at 100.00	AA-	294,803
1,290	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A2	1,522,110
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	3,329,730
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series 2011, 6.000%, 5/01/23	5/21 at 100.00	BBB	383,663
14,135	Total Texas			15,190,466

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.7% (0.5% of Total Investments)
$435	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017A, 5.000%, 3/01/35	3/27 at 100.00	AA	$535,515
600	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2017C, 5.000%, 3/01/34	3/27 at 100.00	AA	740,652
1,035	Total Utah			1,276,167
	Virgin Islands – 0.6% (0.5% of Total Investments)
1,130	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	1,144,645
	Virginia – 1.1% (0.9% of Total Investments)
1,340	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,610,399
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/21	No Opt. Call	BBB	569,791
1,875	Total Virginia			2,180,190
	Washington – 1.3% (1.0% of Total Investments)
700	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/27	10/24 at 100.00	AA-	826,707
1,445	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/48	7/28 at 100.00	A1	1,754,143
2,145	Total Washington			2,580,850
	Wisconsin – 0.4% (0.3% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	15.674%, 4/01/22, 144A (IF) (4)	No Opt. Call	AA-	73,149
100	16.238%, 4/01/23, 144A (IF) (4)	No Opt. Call	AA-	166,098
185	15.971%, 4/01/24, 144A (IF) (4)	4/23 at 100.00	AA-	303,946
100	16.238%, 4/01/25, 144A (IF) (4)	4/23 at 100.00	AA-	165,160
435	Total Wisconsin			708,353
$212,081	Total Long-Term Investments (cost $229,085,746)			245,679,865
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (28.5)% (8)			(54,896,929)
	Other Assets Less Liabilities – 0.9%			1,790,749
	Net Assets Applicable to Common Shares – 100%			$192,573,685

NIQ	Nuveen Intermediate Duration Quality Municipal Term Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$245,679,865	$ —	$245,679,865

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 22.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.